Other Liabilities - Non-current - Summary of Other Non-current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Miscellaneous non-current liabilities [abstract]
Employee benefit obligations	$ 42.7	₨ 3,237.4	₨ 40,917.5
Contract liabilities	598.5	45,359.0	48,477.0
Others	18.3	1,389.6	1,705.1
Total	$ 659.5	₨ 49,986.0	₨ 91,099.6